Cover Page Document	Oct. 30, 2019
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	Mellanox Technologies, Ltd.
Entity Incorporation, State or Country Code	L3
Entity File Number	001-33299
Entity Tax Identification Number	98-0233400
Entity Address, Address Line One	Beit Mellanox
Entity Address, City or Town	Yokneam
Entity Address, Country	IL
Entity Address, Postal Zip Code	20692
City Area Code	972-4
Local Phone Number	909-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.0175 per share
Trading Symbol	MLNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001356104
Amendment Flag	false